UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
___________ to __________.

NEWTEK CONVENTIONAL LENDING, LLC
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported): December 18, 2025
Commission File Number of securitizer: None
Central Index Key Number of securitizer: 0001884186

Michael Schwartz, Assistant Secretary, (212) 273-8170
(Name and telephone number, including area code, of the person to contact in connection with this filing)
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): □

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): □

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

On August 25, 2025, the Indenture Trustee for the NCL BUSINESS LOAN TRUST 2022-1 (the "Trust") received payment of all sums payable under the Trust Indenture, which payment represented payment in full of the 2022-1 Notes issued by the Trust, thereby satisfying and complying with all conditions precedent in the Indenture, providing for and relating to the satisfaction and discharge of the Indenture.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK CONVENTIONAL LENDING, LLC

Date: December 18, 2025	By:	/S/ PETER DOWNS
Peter Downs, Director